Exploration and Evaluation Costs	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Exploration and Evaluation Costs

For the year ended December 31, 2018, the Company’s exploration and evaluation costs are broken down as follows:

	Committee Bay & Gibson MacQuoid	Homestake Ridge	Peru	Total
Assaying	$695	$111	$171	$977
Exploration drilling	1,368	391	307	2,066
Camp cost, equipment and field supplies	767	269	775	1,811
Geological consulting services	526	201	945	1,672
Geophysical analysis	-	-	212	212
Permitting, environmental and community costs	302	107	885	1,294
Expediting and mobilization	256	93	35	384
Salaries and wages	1,455	327	406	2,188
Fuel and consumables	110	67	22	199
Aircraft and travel	2,893	475	119	3,487
Share based compensation	129	46	188	363
Total for the year ended December 31, 2018	$8,501	$2,087	$4,065	$14,653

For the year ended December 31, 2017, the Company’s exploration and evaluation costs are broken down as follows:

	Committee Bay & Gibson MacQuoid	Homestake Ridge	Peru	Total
Assaying	$1,297	$357	$153	$1,807
Exploration drilling	4,936	1,820	178	6,934
Camp cost, equipment and field supplies	1,116	679	1,220	3,015
Geological consulting services	1,810	785	1,718	4,313
Geophysical analysis	366	86	210	662
Permitting, environmental and community costs	440	186	1,065	1,691
Expediting and mobilization	742	176	50	968
Salaries and wages	2,043	866	312	3,221
Fuel and consumables	1,858	231	24	2,113
Aircraft and travel	8,557	1,618	528	10,703
Share based compensation	343	149	275	767
Recoveries	-	(24)	-	(24)
Total for the year ended December 31, 2017	$23,508	$6,929	$5,733	$36,170